UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                           ------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.):
            |_| is a restatement.
            |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:        028-12448


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       01/17/2008
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              21

Form 13F Information Value Total (thousands):                $93,795.11


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                   COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
----------------------   -----------  ---------  ----------     -------------------   ----------    --------   -------------------
                           Title of                VALUE        SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer               Class      CUSIP     (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE

AMERICAN CAMPUS CMNTYS
  INC                           COM   024835100     467.19     17,400.00   SH          YES           NONE       YES
AVALONBAY CMNTYS INC            COM   053484101   4,970.59     52,800.00   SH          YES           NONE       YES
BOSTON PROPERTIES INC           COM   101121101  11,467.07    124,900.00   SH          YES           NONE       YES
BROOKFIELD PPTYS CORP           COM   112900105   6,487.25    337,000.00   SH          YES           NONE       YES
EQUITY LIFESTYLE PPTYS
  INC                           COM   29472R108     543.47     11,900.00   SH          YES           NONE       YES
EQUITY RESIDENTIAL
  PPTYS TR               SH BEN INT   29476L107   7,053.30    193,400.00   SH          YES           NONE       YES
FEDERAL RLTY INVT TR     SH BEN INT   313747206   6,268.05     76,300.00   SH          YES           NONE       YES
GENERAL GROWTH PPTYS
  INC                           COM   370021107   7,894.21    191,700.00   SH          YES           NONE       YES
HCP INC                         COM   40414L109   5,564.80    160,000.00   SH          YES           NONE       YES
HIGHWOODS PPTYS INC             COM   431284108   1,586.52     54,000.00   SH          YES           NONE       YES
HOST HOTELS & RESORTS,
  INC.                          COM   44107P104   2,830.34    166,100.00   SH          YES           NONE       YES
KILROY REALTY CORP              COM   49427F108   1,681.78     30,600.00   SH          YES           NONE       YES
MACERICH CO                     COM   554382101   3,986.47     56,100.00   SH          YES           NONE       YES
MARRIOTT INTERNATIONAL
  INC                          CL A   571903202   3,855.50    112,800.00   SH          YES           NONE       YES
POST PPTYS INC                  COM   737464107   1,004.43     28,600.00   SH          YES           NONE       YES
PROLOGIS SHS OF
  BENEFICIAL INTEREST           COM   743410102   9,690.80    152,900.00   SH          YES           NONE       YES
PUBLIC STORAGE INC              COM   74460D109   4,059.57     55,300.00   SH          YES           NONE       YES
REGENCY CENTERS CORP            COM   758849103   6,055.61     93,900.00   SH          YES           NONE       YES
TAUBMAN CTRS INC                COM   876664103   2,533.29     51,500.00   SH          YES           NONE       YES
VENTAS INC                      COM   92276F100   4,280.65     94,600.00   SH          YES           NONE       YES
WELLS FARGO SHORT-TERM
  INVESTMENT FUND G             COM   PF9980004   1,514.22  1,514,218.31   SH          YES           NONE       YES